Discontinued operations and assets and liabilities of disposal groups (Details) € in Millions, £ in Billions	12 Months Ended		18 Months Ended
	Dec. 31, 2022 EUR (€) Office employee	Dec. 31, 2021 item	Jun. 30, 2023 GBP (£) employee	Jun. 30, 2022 EUR (€)
Binding agreement for sale of UBIDAC business to Allied Irish Banks
Disclosure of analysis of single amount of discontinued operations [line items]
Performing commercial loans to be transferred | £			£ 4.2
Binding sale agreement, additional amount of undrawn exposures | £			£ 2.8
Approximate number of employees will have the right to transfer | employee			280
Binding agreement for sale of UBIDAC business to Permanent TSB
Disclosure of analysis of single amount of discontinued operations [line items]
Approximate number of employees will have the right to transfer | employee	450
Number of branches transferred in sales agreement | Office	25
Sale of performing non-tracker mortgages | €	€ 7,600
UBIDAC
Disclosure of analysis of single amount of discontinued operations [line items]
Number of legally binding agreements for sale of business | item		3
Reduction in mortgage financial assets amortised cost | €				€ 350